PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, net consist of the following:

	December 31,	December 31,
	2024	2023
Buildings, including buildings held for lease	4,291,818	4,916,481
Facilities attached to buildings	327,513	326,530
Machinery and equipment	29,598	29,598
Vehicles	15,380	10,379
Tools, furniture and fixture	629,640	527,987
Land	7,589,561	6,703,125
Software	137,268	145,203
Subtotal	13,020,778	12,659,303
Less: accumulated depreciation	(848,158)	(757,985)
Less: accumulated impairment	(35,634)	(11,617)
Property, plant and equipment, net	12,136,986	11,889,701